UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09805

Exact name of registrant as specified in charter:	JennisonDryden Opportunity Funds
(f/k/a Strategic Partners Opportunity Funds)

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	2/28/2009

Date of reporting period:	11/30/2008

Item 1.	Schedule of Investments

Jennison Select Growth Fund

Schedule of Investments

as of November 30, 2008 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 96.2%
COMMON STOCKS
Aerospace & Defense 1.9%
29,200	Lockheed Martin Corp.	$2,251,612
5,180	United Technologies Corp.	251,385

		2,502,997

Air Freight & Logistics 2.1%
85,900	Expeditors International of Washington, Inc.(b)	2,871,637

Beverages 2.9%
82,200	Coca-Cola Co. (The)	3,852,714

Biotechnology 16.0%
49,600	BioMarin Pharmaceutical, Inc.(a)(b)	844,688
73,000	Celgene Corp.(a)	3,803,300
81,300	Genentech, Inc.(a)	6,227,580
31,100	Genzyme Corp.(a)	1,991,022
193,200	Gilead Sciences, Inc.(a)	8,653,429

		21,520,019

Capital Markets 3.4%
183,750	Charles Schwab Corp. (The)	3,368,138
15,700	Goldman Sachs Group, Inc. (The)	1,240,143

		4,608,281

Chemicals 3.0%
50,600	Monsanto Co.	4,007,520

Communications Equipment 9.6%
290,150	Cisco Systems, Inc.(a)	4,799,081
145,750	QUALCOMM, Inc.(b)	4,892,828
75,920	Research In Motion Ltd.(a)(b)	3,224,322

		12,916,231

Computers & Peripherals 5.0%
26,905	Apple, Inc.(a)	2,493,286
118,700	Hewlett-Packard Co.	4,187,736

		6,681,022

Energy Equipment & Services 3.9%
102,510	Schlumberger Ltd.	5,201,357

Food & Staples Retailing 9.2%
133,900	CVS Caremark Corp.	3,873,727
52,400	Costco Wholesale Corp.(b)	2,697,028
102,800	Wal-Mart Stores, Inc.	5,744,464

		12,315,219

Healthcare Equipment & Supplies 7.0%
46,300	Alcon, Inc.	3,694,277
107,800	Baxter International, Inc.	5,702,620

		9,396,897

Hotels, Restaurants & Leisure 1.8%
114,200	Burger King Holdings, Inc.(b)	2,456,442

Household Products 2.9%
60,100	Colgate-Palmolive Co.	3,910,707

Internet & Catalog Retail 2.3%
73,000	Amazon.com, Inc.(a)(b)	3,117,100

Internet Software & Services 4.4%
20,150	Google, Inc. (Class A Shares)(a)	5,903,144

IT Services 4.2%
61,800	Infosys Technologies Ltd., (ADR)(India)(b)	1,554,270
79,200	Visa, Inc. (Class A Shares)(b)	4,162,752

		5,717,022

Life Sciences Tools & Services 2.6%
99,740	Thermo Fisher Scientific, Inc.(a)	3,558,723

Media 1.7%
100,400	Walt Disney Co. (The)	2,261,008

Oil, Gas & Consumable Fuels 2.0%
49,100	Occidental Petroleum Corp.	2,658,274

Pharmaceuticals 5.6%
62,100	Abbott Laboratories	3,253,419
99,100	Teva Pharmaceutical Industries Ltd., (ADR)(Israel)(b)	4,276,165

		7,529,584

Software 2.9%
112,600	Adobe Systems, Inc.(a)	2,607,816
84,000	Oracle Corp.(a)	1,351,560

		3,959,376

Textiles, Apparel & Luxury Goods 1.8%
44,300	NIKE, Inc. (Class B Shares)(b)	2,358,975

	Total long-term investments (cost $142,655,649)	129,304,249

SHORT-TERM INVESTMENT 20.1%
Affiliated Money Market Mutual Fund
27,048,773	Dryden Core Investment Fund - Taxable Money Market Series (cost $27,048,773; includes $22,411,148 of cash collateral received for securities on loan)(c)(d)	27,048,773

	Total Investments 116.3% (cost $169,704,422)(e)	156,353,022
	Liabilities in excess of other assets (16.3%)	(21,944,133)

	Net Assets 100.0%	$134,408,889

The following abbreviation is used in portfolio descriptions:

ADR—American Depositary Receipt.

(a)	Non-income producing security.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $21,602,313; cash collateral of $22,411,148 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investment LLC, the manager of the Fund, also serves as the manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(e)	The United States Federal income tax basis of the Fund’s investments and the net unrealized depreciation as of November 30, 2008 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$176,802,225	$742,330	$(21,191,533)	$(20,449,203)

The difference between book and tax basis was primarily attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices - Long	$156,353,022	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$156,353,022	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of February 29, 2008, and November 30, 2008 the Portfolio did not use any significant unobservable inputs (Level 3) used in determining the valuation of investments.

Jennison Small Cap Opportunity Fund

Schedule of Investments

as of November 30, 2008 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 97.6%
COMMON STOCKS
Aerospace & Defense 1.6%
3,400	Moog, Inc. (Class A)(a)	$109,412

Air Freight & Logistics 0.7%
4,600	UTi Worldwide, Inc.	49,312

Capital Markets 2.4%
6,900	Eaton Vance Corp.	131,928
5,300	Gladstone Capital Corp.	31,800

		163,728

Chemicals 1.6%
1,700	Airgas, Inc.	60,775
1,800	Arch Chemicals, Inc.	51,984

		112,759

Commercial Banks 3.2%
6,500	Bank of the Ozarks, Inc.	176,930
1,300	Prosperity Bancshares, Inc.	42,913

		219,843

Commercial Services & Supplies 3.9%
1,000	Clean Harbors, Inc.(a)	63,130
5,000	Knoll, Inc.	53,850
4,100	Mobile Mini, Inc.(a)	53,259
300	Stericycle, Inc.(a)	17,190
2,800	Waste Connections, Inc.(a)	79,044

		266,473

Communications Equipment 3.8%
7,100	ADTRAN, Inc.(b)	100,820
2,600	F5 Networks, Inc.(a)	64,740
3,600	Foundry Networks, Inc.(a)(b)	55,764
1,900	Netgear, Inc.(a)	22,990
9,500	Orbcomm, Inc.(a)	17,575

		261,889

Consumer Finance 1.6%
2,600	Alliance Data Systems Corp.(a)(b)	112,606

Diversified Consumer Services 0.2%
900	School Specialty, Inc.(a)(b)	14,418

Diversified Telecommunication Services 4.6%
4,600	Consolidated Communications Holdings, Inc.	46,828
6,800	Fairpoint Communications, Inc.(b)	23,800
3,600	Iowa Telecommunications Services, Inc.(b)	55,044
5,100	NTELOS Holdings Corp.(b)	113,271
10,000	tw telecom, Inc.(a)(b)	76,300

		315,243

Electric Utilities 3.0%
6,500	Cleco Corp.(b)	153,205
3,000	Empire District Electric Co. (The)	52,620

		205,825

Electrical Equipment 0.2%
500	Rogers Corp.(a)	14,100

Electronic Equipment & Instruments 1.3%
9,900	Insight Enterprises, Inc.(a)	40,293
2,900	Plexus Corp.(a)	48,372

		88,665

Energy Equipment & Services 2.3%
5,600	Complete Production Services, Inc.(a)	45,864
2,600	Dril-Quip, Inc.(a)	51,168
700	ION Goephysical Corp.(a)	2,100
3,000	Pride International, Inc.(a)(b)	48,630
1,400	Superior Well Services, Inc.(a)	14,350

		162,112

Food & Staples Retailing 2.7%
10,400	United Natural Foods, Inc.(a)(b)	187,304

Food Products 1.5%
7,000	B&G Foods, Inc. (Class A)	37,660
4,700	Cosan Ltd. (Class A)(a)	14,429
1,600	Sanderson Farms, Inc.(b)	49,888

		101,977

Healthcare Equipment & Supplies 4.2%
5,700	ev3, Inc.(a)	28,500
3,600	Immucor, Inc.(a)(b)	87,372
4,600	Integra LifeSciences Holdings Corp.(a)(b)	144,854
2,200	Natus Medical, Inc.(a)(b)	27,962

		288,688

Healthcare Providers & Services 7.3%
2,800	Air Methods Corp.(a)(b)	44,380
1,900	CardioNet, Inc.(a)	37,772
4,600	Centene Corp.(a)(b)	85,100
1,500	LHC Group, Inc.(a)	50,070
3,200	LifePoint Hospitals, Inc.(a)	64,192

11,100	PSS World Medical, Inc.(a)(b)	193,029
1,300	Psychiatric Solutions, Inc.(a)	32,890

		507,433

Healthcare Technology 0.2%
1,000	Eclipsys Corp.(a)	13,120

Hotels, Restaurants & Leisure 1.8%
6,500	Cheesecake Factory (The)(a)(b)	47,320
2,700	Morgans Hotel Group Co.(a)	10,800
1,800	Red Robin Gourmet Burgers, Inc.(a)(b)	21,942
7,700	Texas Roadhouse, Inc. (Class A)(a)(b)	43,043

		123,105

Human Resource & Employment Services 0.9%
3,700	Administaff, Inc.	63,196

Insurance 4.9%
2,600	Aspen Insurance Holdings Ltd.	47,918
3,000	Montpelier Re Holdings Ltd.	41,310
4,100	Protective Life Corp.	38,212
700	RLI Corp.(b)	40,824
4,700	StanCorp Financial Group, Inc.	156,557
700	United Fire & Casualty Co.	14,973

		339,794

Internet Software & Services 1.8%
3,100	Digital River, Inc.(a)	65,503
300	Equinix, Inc.(a)	13,623
2,200	GSI Commerce, Inc.(a)(b)	17,512
3,600	SAVVIS, Inc.(a)	28,332

		124,970

IT Services 0.3%
1,900	Wright Express Corp.(a)	21,622

Leisure Equipment & Products 0.1%
1,900	THQ, Inc.(a)(b)	9,006

Life Sciences Tools & Services 0.9%
3,100	Kendle International, Inc.(a)	63,457

Machinery 6.6%
3,900	Actuant Corp. (Class A)(b)	69,966
2,000	Graco, Inc.	42,920
5,800	IDEX Corp.	133,400
4,900	Oshkosh Corp.	34,300
6,700	RBC Bearings, Inc.(a)(b)	152,224
2,700	Sauer-Danfoss, Inc.	21,843

		454,653

Media 4.5%
1,200	Cinemark Holdings, Inc.	9,036
10,200	Entravision Communications Corp. (Class A)(a)	7,854
5,600	John Wiley & Sons, Inc. (Class A)	201,376
10,400	Regal Entertainment Group (Class A)	95,368

		313,634

Metals & Mining 1.9%
3,600	Century Aluminum Co.(a)	29,340
18,500	Eldorado Gold Corp.(a)	105,450

		134,790

Oil, Gas & Consumable Fuels 4.3%
3,700	Bill Barrett Corp.(a)(b)	82,769
4,200	Concho Resources, Inc.(a)	99,078
1,200	Denbury Resources, Inc.(a)	11,436
1,100	Encore Acquisition Co.(a)	29,084
3,300	Parallel Petroleum Corp.(a)	10,395
3,300	St. Mary Land & Exploration Co.	66,363

		299,125

Pharmaceuticals 0.1%
1,040	KV Pharmaceutical Co. (Class A)(a)(b)	4,763

Real Estate Investment Trusts 4.1%
4,300	Gladstone Commercial Corp.	55,083
3,600	JER Investors Trust, Inc.	4,860
23,900	MFA Mortgage Investments, Inc.	147,941
5,900	NorthStar Realty Finance Corp.(b)	20,060
11,000	Sunstone Hotel Investors, Inc.(b)	52,470

		280,414

Real Estate Management & Development 0.1%
4,900	Thomas Properties Group, Inc.	9,898

Research & Consulting Services 0.9%
3,700	Resources Connection, Inc.(a)	64,047

Road & Rail 2.1%
700	Genesee & Wyoming, Inc.(a)	21,266
7,900	Heartland Express, Inc.	121,976

		143,242

Semiconductors & Semiconductor Equipment 3.9%
4,900	ATMI, Inc.(a)	58,408
7,700	Cavium Networks, Inc.(a)(b)	83,545
4,500	Microsemi Corp.(a)	87,705
2,300	Power Integrations, Inc.	42,090

		271,748

Software 4.0%
6,100	Blackbaud, Inc.	76,250

8,000	Commvault Systems, Inc.(a)(b)	82,000
8,900	Quest Software, Inc.(a)	118,815

		277,065

Specialty Retail 0.5%
13,300	Wet Seal, Inc. (The)(Class A)(a)	37,373

Textiles, Apparel & Luxury Goods 1.4%
5,400	Volcom, Inc.(a)	54,432
2,300	Warnaco Group, Inc. (The)(a)	41,170

		95,602

Thrifts & Mortgage Finance 0.6%
1,000	WSFS Financial Corp.	43,760

Trading Companies & Distributors 0.8%
6,300	Interline Brands, Inc.(a)	58,212

Transportation Infrastructure 0.1%
2,000	Macquarie Infrastructure Co. LLC	9,320

Wireless Telecommunication Services 4.7%
21,700	Centennial Communications Corp.(a)	167,741
10,000	SBA Communications Corp. (Class A)(a)(b)	157,900

		325,641

	Total long-term investments (cost $10,656,512)	6,763,344

SHORT-TERM INVESTMENT 35.1%
Affiliated Money Market Mutual Fund
2,435,070	Dryden Core Investment Fund - Taxable Money Market Series (cost $2,435,070; includes $2,181,043 of cash collateral received from securities on loan)(c)(d)	2,435,070

	Total Investments 132.7% (cost $13,091,582)(e)	9,198,414
	Liabilities in excess of other assets (32.7%)	(2,266,222)

	Net Assets 100.0%	$6,932,192

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $2,078,190; cash collateral of $2,181,043 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Fund, also serves as the manager of the Dryden Core Investment Fund – Taxable Money Market Series.
(e)	The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of November 30, 2008 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$ 13,092,162	$60,563	$(3,954,311)	$(3,893,748)

The difference between book basis and tax was attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$9,198,414	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$9,198,414	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

For the period June 6, 2008 (commencement of investment operations) through November 30, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

Dryden Strategic Value

Schedule of Investments

as of November 30, 2008 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 99.1%
COMMON STOCKS
Aerospace & Defense 1.6%
4,800	General Dynamics Corp.	$248,016
5,800	Northrop Grumman Corp.	237,510
3,900	United Technologies Corp.	189,267

		674,793

Automobiles & Components 0.2%
4,900	Harley-Davidson, Inc.	83,349

Automotive Components 0.2%
4,800	Johnson Controls, Inc.	84,768

Beverages 1.0%
18,800	Coca-Cola Enterprises, Inc.	172,584
12,600	Constellation Brands, Inc. (Class A Shares)(a)	160,776
2,000	Molson Coors Brewing Co.	88,940

		422,300

Biotechnology 1.9%
15,000	Amgen, Inc.(a)	833,100

Building Products 0.3%
12,400	Masco Corp.	118,792

Capital Markets 1.4%
4,700	Goldman Sachs Group, Inc. (The)	371,253
8,400	Merrill Lynch & Co., Inc.	111,048
9,800	Morgan Stanley	144,550

		626,851

Chemicals 1.9%
16,100	Dow Chemical Co. (The)	298,655
5,300	E.I. DuPont de Nemours & Co.	132,818
4,900	Eastman Chemical Co.	161,210
5,200	PPG Industries, Inc.	228,384

		821,067

Commercial Banks 6.5%
8,800	BB&T Corp.	263,736
4,300	Comerica, Inc.	96,965
6,500	Huntington Bancshares, Inc.	52,000
5,100	PNC Financial Services Group, Inc.	269,127
11,044	Regions Financial Corp.	112,538
5,200	SunTrust Banks, Inc.	164,996

22,300	US Bancorp	601,654
8,821	Wachovia Corp.	49,574
38,700	Wells Fargo & Co.	1,118,043
2,700	Zions Bancorporation	86,103

		2,814,736

Commercial Services & Supplies 0.6%
5,200	Avery Dennison Corp.	161,720
8,600	R.R. Donnelley & Sons Co.	109,736

		271,456

Computers & Peripherals 1.3%
5,400	Hewlett-Packard Co.	190,512
2,200	International Business Machines Corp.	179,520
7,100	Lexmark International, Inc.(a)	185,878

		555,910

Consumer Finance 0.5%
5,300	Capital One Financial Corp.	182,373
5,400	Discover Financial Services	55,242

		237,615

Containers & Packaging 0.5%
5,700	Ball Corp.	207,765

Diversified Consumer Services 0.3%
6,800	H&R Block, Inc.	130,084

Diversified Financial Services 5.7%
48,800	Bank of America Corp.	793,000
53,400	Citigroup, Inc.	442,686
39,400	JPMorgan Chase & Co.	1,247,404

		2,483,090

Diversified Telecommunication Services 7.4%
66,420	AT&T, Inc.	1,896,955
6,600	CenturyTel, Inc.	175,296
35,500	Verizon Communications, Inc.	1,159,075

		3,231,326

Electric Utilities 3.9%
10,400	American Electric Power Co., Inc.	325,416
22,824	Duke Energy Corp.	355,141
1,300	FirstEnergy Corp.	76,154
7,300	Pinnacle West Capital Corp.	221,920
7,200	Progress Energy, Inc.	285,768
11,800	Southern Co. (The)	428,576

		1,692,975

Energy Equipment & Services 1.1%
14,700	BJ Services Co.	176,253
11,600	Nabors Industries Ltd. (Bermuda)(a)	168,200
8,800	Rowan Cos., Inc.	152,680

		497,133

Food & Staples Retailing 0.6%
4,500	Kroger Co. (The)	124,470
13,200	Supervalu, Inc.	157,212

		281,682

Food Products 2.6%
13,900	Archer-Daniels-Midland Co.	380,582
15,500	ConAgra Foods, Inc.	228,625
10,302	Kraft Foods, Inc. (Class A Shares)	280,317
14,500	Sara Lee Corp.	133,110
14,900	Tyson Foods, Inc. (Class A Shares)	99,979

		1,122,613

Healthcare Providers & Services 2.1%
9,700	Cigna Corp.	117,467
8,400	Coventry Health Care, Inc.(a)	104,748
15,800	UnitedHealth Group, Inc.	331,958
9,700	Wellpoint Inc.(a)	345,320

		899,493

Hotels, Restaurants & Leisure 0.5%
8,000	Darden Restaurants, Inc.	146,320
11,300	Wyndham Worldwide Corp.	54,014

		200,334

Household Durables 2.6%
3,500	Black & Decker Corp.	148,540
1,900	Centex Corp.	17,404
5,700	D.R. Horton, Inc.	39,159
5,100	Fortune Brands, Inc.	192,780
2,800	KB Home	32,564
10,400	Leggett & Platt, Inc.	151,840
2,300	Lennar Corp. (Class A Shares)	16,353
13,200	Newell Rubbermaid, Inc.	176,352
5,000	Pulte Homes, Inc.	53,250
5,000	Stanley Works (The)	158,950
3,400	Whirlpool Corp.	133,892

		1,121,084

Industrial Conglomerates 3.3%
77,600	General Electric Co.	1,332,392
7,600	Textron, Inc.	115,748

		1,448,140

Insurance 3.5%
7,600	Allstate Corp. (The)	193,344
2,100	AON Corp.	95,130
6,600	Chubb Corp.	338,976
3,500	Hartford Financial Services Group, Inc.	29,575
5,887	Lincoln National Corp.	80,829
14,600	Progressive Corp. (The)	219,292
3,800	Torchmark Corp.	137,370
9,300	Travelers Cos., Inc. (The)	405,945

		1,500,461

IT Services 0.6%
6,300	Computer Sciences Corp.(a)	175,518
15,400	Convergys Corp.(a)	96,866

		272,384

Leisure Equipment & Products 0.5%
6,500	Eastman Kodak Co.	49,205
12,400	Mattel, Inc.	169,508

		218,713

Machinery 2.0%
4,300	Deere & Co.	149,683
6,400	Dover Corp.	190,912
4,100	Eaton Corp.	189,994
10,000	Ingersoll-Rand Co. Ltd. (Class A Shares) (Bermuda)	156,800
4,300	Parker-Hannifin Corp.	176,644

		864,033

Media 1.4%
22,050	CBS Corp. (Class B Shares)	146,853
8,550	Comcast Corp. (Class A Shares)	148,257
11,500	Gannett Co., Inc.	100,165
8,000	Meredith Corp.	129,120
4,150	Viacom, Inc. (Class B Shares)(a)	66,068

		590,463

Metals & Mining 1.2%
15,000	Alcoa, Inc.	161,400
5,300	Allegheny Technologies, Inc.	121,635
6,900	Nucor Corp.	246,192

		529,227

Multiline Retail 0.6%
7,900	J. C. Penney Co., Inc. (Holding Co.)	150,021
13,000	Macy’s, Inc.	96,460

		246,481

Multi-Utilities 4.5%
8,000	Consolidated Edison, Inc.	323,120
8,800	Dominion Resources, Inc.	324,016

7,000	DTE Energy Co.	260,330
4,977	Integrys Energy Group, Inc.	219,884
14,900	NiSource, Inc.	179,545
7,300	Sempra Energy	340,691
15,600	Xcel Energy, Inc.	293,436

		1,941,022

Oil, Gas & Consumable Fuels 19.2%
8,200	Anadarko Petroleum Corp.	336,610
5,500	Apache Corp.	425,150
22,400	Chevron Corp.	1,769,824
18,596	ConocoPhillips	976,662
6,900	Devon Energy Corp.	499,146
43,000	Exxon Mobil Corp.	3,446,451
2,900	Hess Corp.	156,716
12,400	Marathon Oil Corp.	324,632
3,300	Occidental Petroleum Corp.	178,662
12,000	Valero Energy Corp	220,200

		8,334,053

Paper & Forest Products 0.7%
7,100	International Paper Co.	88,395
5,334	Weyerhaeuser Co.	200,665

		289,060

Pharmaceuticals 10.1%
4,500	Bristol-Myers Squibb Co.	93,150
13,000	Eli Lilly & Co.	443,950
9,400	Forest Laboratories, Inc.(a)	227,292
12,200	Johnson & Johnson	714,676
22,700	King Pharmaceuticals, Inc.(a)	218,147
22,000	Merck & Co., Inc.	587,840
84,900	Pfizer, Inc.	1,394,907
19,100	Wyeth	687,791

		4,367,753

Road & Rail 1.0%
5,800	Norfolk Southern Corp.	286,926
4,300	Ryder System, Inc.	154,413

		441,339

Specialty Retail 3.9%
3,100	Abercrombie & Fitch Co.	59,923
11,447	Autonation, Inc.(a)	97,757
1,600	Autozone, Inc.(a)	174,752
24,000	Home Depot, Inc.	554,640
7,200	Limited Brands	67,032
21,300	Lowe’s Cos., Inc.	440,058
9,900	Office Depot, Inc.(a)	19,503
10,000	RadioShack Corp.	98,500
3,300	Sherwin-Williams Co. (The)	194,469

		1,706,634

Textiles, Apparel & Luxury Goods 0.5%
8,100	Jones Apparel Group, Inc.	41,553
10,100	Liz Claiborne, Inc.	28,785
3,000	VF Corp.	156,870

		227,208

Tobacco 1.4%
12,800	Altria Group, Inc.	205,824
4,400	Philip Morris International, Inc.	185,504
3,400	UST, Inc.	233,750

		625,078

	Total Investments 99.1% (cost $57,657,343)(b)	43,014,365

	Other assets in excess of liabilities 0.9%	372,499

	Net Assets 100.0%	$43,386,864

(a)	Non-income producing security.
(b)	The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of November 30, 2008 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$57,824,892	$4,603,494	$(19,414,021)	$(14,810,527)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices - Long	$43,014,365	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$43,014,365	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of February 29, 2008, and November 30, 2008, the Fund did not use any significant unobservable inputs in (Level 3) in determining the valuation of investments.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotations.

The Fund may hold up to 15% of its net assets in illiquid securities including repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale (restricted securities) and securities that are not readily marketable. Restricted securities are valued pursuant to the valuation procedures noted above.

The Funds invest in the Taxable Money Market Series (“the Portfolio”), a portfolio of Dryden Core Investment Fund. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) JennisonDryden Opportunity Funds

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date January 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date January 28, 2009

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date January 28, 2009

*	Print the name and title of each signing officer under his or her signature.